Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Long-term incentive awards for 2025 were made at regularly scheduled CHCC meetings in March 2025 (RSUs) and May 2025 (PSUs). The CHCC does not time the grant of equity compensation with regard to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common stock. Equity awards for the executive officers, including our Chief Executive Officer, are approved by the CHCC.
Award Timing Method	Long-term incentive awards for 2025 were made at regularly scheduled CHCC meetings in March 2025 (RSUs) and May 2025 (PSUs).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The CHCC does not time the grant of equity compensation with regard to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common stock. Equity awards for the executive officers, including our Chief Executive Officer, are approved by the CHCC.
MNPI Disclosure Timed for Compensation Value	false